Acquisitions	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions
5.	ACQUISITIONS
The Company completed 21 acquisitions that added 43 collision repair locations and one calibration business during the year ended December 31, 2025. During the first quarter of 2025, the Company acquired a single location glass business in California and a single location glass business in Pennsylvania.
The Company has accounted for the 2025 acquisitions using the acquisition method as follows:

Acquisitions in 2025	Total acquisitions

Identifiable net assets acquired at fair value:

Other currents assets	1,165

Property, plant and equipment	28,978

Right of use assets	31,136

Identified intangible assets

Customer relationships	34,145

Brand Name	280

Non-compete agreements	2,158

Intellectual property	143

Lease liabilities	(31,136)

Identifiable net assets acquired	$66,869

Goodwill	53,910

Total purchase consideration	$120,779

Consideration provided

Cash paid or payable	$113,317

Seller notes	7,462

Total consideration provided	$120,779

The Company completed 33 acquisitions that added 37 collision repair locations and four calibration businesses during the year ended December 31, 2024. During the second quarter of 2024, the Company acquired a single location glass business in New Jersey.
The Company has accounted for the 2024 acquisitions using the acquisition method as follows:

Acquisitions in 2024	Total acquisitions

Identifiable net assets acquired at fair value:

Other currents assets	884

Property, plant and equipment	24,753

Right of use assets	20,098

Identified intangible assets

Customer relationships	19,975

Non-compete agreements	980

Intellectual property	7

Lease liabilities	(20,098)

Identifiable net assets acquired	$46,599

Goodwill	17,721

Total purchase consideration	$64,320

Consideration provided

Cash paid or payable	$60,803

Seller notes	3,517

Total consideration provided	$64,320
The preliminary purchase prices for the 2025 acquisitions may be revised as additional information becomes available. Further adjustments may be recorded in future periods as purchase price adjustments are finalized.
Canadian acquisition transactions are initially recognized in U.S. dollars at the rates of exchange in effect on the transaction dates. Subsequently, the assets and liabilities are translated at the rate in effect at the Consolidated Statement of Financial Position date.
A significant part of the goodwill recorded on the acquisitions can be attributed to the assembled workforce and the operating know-how
of key personnel. However, no intangible assets qualified for separate recognition in this respect.
Goodwill recognized during 2025 is expected to be deductible for tax purposes.

On the statement of cash flows, included as part of cash used for acquisition and development of business were costs related to the acquisition of businesses, as well as the development of businesses which consisted primarily of property, plant and equipment additions.
The results of operations reflect the revenues and expenses of acquired operations from the date of acquisition. During 2025, revenue contributed by 2025 acquisitions since being acquired were $31,508 (2024 -
$
43,141). Net losses incurred by 2025 acquisitions since being acquired were $1,965 (2024 -
$
2,507). If 2025 acquisitions had been acquired on January 1, 2025, BGSI’s revenue and net earnings for the year ended December 31, 2025 would have been $3,235,845 (2024 -
$
3,116,508) and $11,646 (2024 -
$
19,946), respectively.